Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Disclosure of geographical areas [line items]
Tax charge	£ 634	£ 537
Current tax assets	151	173	£ 145
Current tax liabilities	380	£ 364	146
Provision for tax uncertainties	£ 122		£ 129
The tax rate before exceptional items	23.00%	22.40%
Great Britain
Disclosure of geographical areas [line items]
Tax charge	£ 116	£ 89
Foreign
Disclosure of geographical areas [line items]
Tax charge	£ 518	£ 448